Changes in Accumulated Other Comprehensive Income After Tax (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 USD ($)	Sep. 30, 2014 Accumulated Net Unrealized Investment Gain (Loss) INR	Mar. 31, 2014 Accumulated Net Unrealized Investment Gain (Loss) INR	Sep. 30, 2014 Accumulated Net Unrealized Investment Gain (Loss) USD ($)	Sep. 30, 2014 Accumulated Translation Adjustment INR	Mar. 31, 2014 Accumulated Translation Adjustment INR	Sep. 30, 2014 Accumulated Translation Adjustment USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(11,590.4)	485.4	$ (67.6)	(12,064.9)	222.4	$ (76.5)	474.5	263.0	$ 8.9
Net unrealized gain/(loss) arising during the period	7,211.8	(12,056.3)		7,138.0	(12,267.8)		73.8	211.5
Amounts reclassified to income	194.9	(19.5)		194.9	(19.5)		0	0
Ending Balance	(4,183.7)	(11,590.4)	$ (67.6)	(4,732.0)	(12,064.9)	$ (76.5)	548.3	474.5	$ 8.9